Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Appalachian Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Transmission Agreement
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$40,609	$20,264	$4,608
I&M	19,947	5,689	1,538
OPCo	8,946	6,090	17,186

Coal Transloading
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$19,719	$19,961	$15,460
APCo	30,876	34,725	27,455
KPCo	50	74	122
OPCo	40,562	39,956	36,980
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	22,648	20,917	25,356

Central Machine Shop
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement
December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Ownership and Investment in OVEC
	December 31, 2013
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$104,396	$98,417	$114,311
I&M	52,230	49,239	57,192
OPCo	132,607	125,013	145,207

Purchases from OVEC under Interconnection Agreement
Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

Indiana Michigan Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Transmission Agreement
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$40,609	$20,264	$4,608
I&M	19,947	5,689	1,538
OPCo	8,946	6,090	17,186

Coal Transloading
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$19,719	$19,961	$15,460
APCo	30,876	34,725	27,455
KPCo	50	74	122
OPCo	40,562	39,956	36,980
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	22,648	20,917	25,356

Central Machine Shop
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement
December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Ownership and Investment in OVEC
	December 31, 2013
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$104,396	$98,417	$114,311
I&M	52,230	49,239	57,192
OPCo	132,607	125,013	145,207

Purchases from OVEC under Interconnection Agreement
Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

Ohio Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Transmission Agreement
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$40,609	$20,264	$4,608
I&M	19,947	5,689	1,538
OPCo	8,946	6,090	17,186

Coal Transloading
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Barging, Urea Transloading and Other Services
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$19,719	$19,961	$15,460
APCo	30,876	34,725	27,455
KPCo	50	74	122
OPCo	40,562	39,956	36,980
AEP River Operations LLC – (Nonutility
Subsidiary of AEP)	22,648	20,917	25,356

Central Machine Shop
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement
December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Ownership and Investment in OVEC
	December 31, 2013
Company	Ownership	Investment

		(in thousands)
AEP	39.17%	$3,978
OPCo	4.30%	430
Total	43.47%	$4,408

Purchased Power from OVEC
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$104,396	$98,417	$114,311
I&M	52,230	49,239	57,192
OPCo	132,607	125,013	145,207

Purchases from OVEC under Interconnection Agreement
Year Ended
Company	December 31, 2011
(in thousands)
APCo	$21,110
I&M	12,942
OPCo	27,566

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

Public Service Co of Oklahoma [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Transmission Coordination Agreement
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
PSO	$14,700	$12,300	$9,000
SWEPCo	(14,700)	(12,300)	(9,000)

Coal Transloading
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Central Machine Shop
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement
December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993

Southwestern Electric Power Co [Member]
Affiliated Revenues
Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193,651	$218,164	$924,313	$-	$-
Direct Sales to East Affiliates	129,014	-	152,689	14	1
Direct Sales to West Affiliates	578	391	804	10,761	35,410
Direct Sales to AEPEP	-	-	-	-	(136)
Transmission Agreement and Transmission
Coordination Agreement Sales	461	(681)	53,405	-	14,715
Other Revenues	23,780	1,525	35,643	3,471	1,822
Total Affiliated Revenues	$347,484	$219,399	$1,166,854	$14,246	$51,812

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Sales under Interconnection Agreement	$166,733	$265,923	$643,486	$-	$-
Direct Sales to East Affiliates	124,519	-	136,142	34	142
Direct Sales to West Affiliates	314	218	454	18,861	23,695
Direct Sales to AEPEP	-	-	-	-	(583)
Transmission Agreement and Transmission
Coordination Agreement Sales	(1,289)	758	26,295	8	12,338
Other Revenues	27,922	1,509	40,917	3,700	1,849
Total Affiliated Revenues	$318,199	$268,408	$847,294	$22,603	$37,441

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Sales under Interconnection Agreement	$186,788	$308,336	$823,703	$-	$-
Direct Sales to East Affiliates	126,737	-	115,120	124	3,535
Direct Sales to West Affiliates	1,492	908	1,936	10,624	43,714
Direct Sales to AEPEP	-	-	-	-	(637)
Transmission Agreement and Transmission
Coordination Agreement Sales	2,348	9,379	3,375	111	8,962
Natural Gas Contracts with AEPES	154	92	196	3	4
Other Revenues	42,283	1,469	33,669	3,330	2,037
Total Affiliated Revenues	$359,802	$320,184	$977,999	$14,192	$57,615

Affiliated Purchases
Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830,954	$181,688	$199,283	$-	$-
Direct Purchases from East Affiliates	-	-	-	1,481	411
Direct Purchases from West Affiliates	5	3	6	35,410	10,761
Purchases from AEGCo	-	251,518	148,459	-	-
Natural Gas Purchases from AEPES	-	-	1,984	-	-
Total Affiliated Purchases	$830,959	$433,209	$349,732	$36,891	$11,172

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2012
Purchases under Interconnection Agreement	$661,185	$147,502	$174,240	$-	$-
Direct Purchases from East Affiliates	-	-	-	683	368
Direct Purchases from West Affiliates	53	36	75	23,695	18,861
Purchases from AEGCo	-	238,866	203,583	-	-
Natural Gas Purchases from AEPES	-	-	2,808	-	-
Total Affiliated Purchases	$661,238	$386,404	$380,706	$24,378	$19,229

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Year Ended December 31, 2011
Purchases under Interconnection Agreement	$818,943	$124,598	$326,871	$-	$-
Direct Purchases from East Affiliates	-	-	-	6,378	1,184
Direct Purchases from West Affiliates	239	147	312	43,714	10,624
Purchases from AEGCo	-	228,739	185,741	-	-
Natural Gas Purchases from AEPES	-	-	2,689	-	-
Total Affiliated Purchases	$819,182	$353,484	$515,613	$50,092	$11,808

Transmission Coordination Agreement
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
PSO	$14,700	$12,300	$9,000
SWEPCo	(14,700)	(12,300)	(9,000)

Coal Transloading
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$6,820
	OPCo	322

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$(11)	(a)	$942		$31
I&M	15,596	(b)	32,639	(b)	21,852	(b)

(a)              Includes annual true-up of 2012 estimated revenues.

(b)       Includes $7.3 million, $14.5 million and $9.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Railcar Maintenance
AEGCo
		Year Ended
		December 31,
	Company	2013
		(in thousands)
	I&M	$1,073
	OPCo	41
	PSO	106
	SWEPCo	1,237

OPCo
	Years Ended December 31,
Company	2013		2012		2011
	(in thousands)
APCo	$3		$88		$9
I&M	1,285	(a)	3,343	(a)	3,012	(a)
PSO	59		281		542
SWEPCo	1,204		2,102		2,348

(a)        Includes $608 thousand, $1.5 million and $1.3 million in 2013, 2012 and 2011, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

Central Machine Shop
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
AEGCo	$26	$80	$102
I&M	2,451	1,280	2,157
KPCo	687	277	298
OPCo	4,679	3,838	3,684
PSO	606	1,198	53
SWEPCo	168	145	946

Affiliate Railcar Agreement
December 31, 2013
Billing Company

Billed Company	AGR	APCo	I&M	PSO	SWEPCo
		(in thousands)
AGR	$-	$698	$33	$2	$19
APCo	775	-	-	-	-
I&M	(391)	507	-	195	854
PSO	(90)	20	595	-	329
SWEPCo	(245)	140	1,395	43	-

December 31, 2012
Billing Company

Billed Company	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
APCo	$-	$2	$1,960	$-	$2
I&M	148	-	889	48	843
KPCo	98	-	41	-	-
OPCo	854	170	-	5	99
PSO	204	322	74	-	176
SWEPCo	543	1,468	321	21	-

Related Party Sales of Property
Sales
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$3,212	$6,643	$3,978
I&M	5,031	3,296	441
OPCo	59,818	4,163	12,113
PSO	5,651	1,782	442
SWEPCo	1,617	1,731	650

Related Party Purchases of Property
Purchases
	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$5,199	$2,522	$2,312
I&M	964	285	3,678
OPCo	5,311	10,608	3,045
PSO	1,710	1,867	475
SWEPCo	8,440	7,266	2,993